CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2020 $ / shares
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash dividend paid	$ 0.13